Investments in associates and joint ventures	12 Months Ended
Jun. 30, 2020
Investments In Associates and Joint Ventures [Abstract]
Investments in associates and joint ventures
8.	Investments in associates and joint ventures

Changes of the Group’s investments in associates and joint ventures for the fiscal years ended June 30, 2020 and 2019 were as follows:

	June 30, 2020	June 30, 2019
Beginning of the year	35,780	52,177
Adjustment as of previous periods (IFRS 9 and IAS 28)	(1,979)	(153)
Increase in equity interest in associates and joint ventures	3,342	697
Capital contributions	2,702	131
Capital reduction	(106)	(672)
Decrease of interest in associate	-	(7,178)
Deconsolidation (i)	29,176	-
Share of profit / (loss)	8,667	(7,200)
Currency translation adjustment	53	(404)
Dividends	(1,820)	(1,718)
Other comprehensive income	(1,244)	-
Reclassification to held-for-sale	(2,070)	-
Others	(3)	(112)
Incorporation by business combination	1,879	212
End of the year (ii)	74,377	35,780

(i)	See Note 4.
(ii)	Includes Ps. (17) and Ps. (8,659) reflecting interests in companies with negative equity as of June 30, 2020 and 2019, respectively, which are disclosed in “Provisions” (see Note 19).

Below is a detail of the investments and the values of the stake held by the Group in associates and joint ventures for the years ended as of June 30, 2020 and 2019, as well as the Group’s share of the comprehensive results of these companies for the years ended on June 30, 2020, 2019 and 2018:

	% ownership interest			Value of Group’s interest in equity		Group’s interest in comprehensive income / (loss)
Name of the entity	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019	June 30, 2018
Associates
New Lipstick	49.96%	49.96%	49.90%	467	(8,659)	7,633	(3,199)	(5,292)
BHSA (1)	29.91%	29.91%	29.91%	4,073	4,451	(380)	(2,411)	416
Condor (2)	18.89%	18.89%	28.10%	1,481	1,392	120	39	596
PBEL	45.00%	45.40%	45.40%	-	1,979	-	(117)	416
Shufersal (4)	26.02%	26.02%	33.56%	28,111	23,013	5,215	297	-
Mehadrin	N/A	45.41%	45.41%	-	4,845	-	(111)	1,276
Gav-Yam	34.90%	N/A	N/A	27,277	0,00%	(786)	-	-
Quality (3)	50.00%	50.00%	50.00%	2,101	1,869	185	(583)	876
La Rural SA	50.00%	50.00%	50.00%	203	101	102	144	(44)
TGLT	30.50%	N/A	N/A	2,059	-	(116)	-	-
Other associates and joint ventures	N/A	N/A	N/A	8,605	6,789	(3,253)	(1,663)	1,281
Total associates and joint ventures				74,377	35,780	8,720	(7,604)	(475)

				Latest financial statements issued
Name of the entity	Place of business / Country of incorporation	Main activity	Common shares 1 vote	Share capital (nominal value)	Profit / (loss) for the period	Shareholders’ equity
Associates
New Lipstick	U.S.	Real estate	N/A	-	(*) 179	(*) (31)
BHSA (1)	Argentina	Financial	448,689,072	(***) 1,500	(***) (1,272)	(***) 13,186
Condor (2)	EE.UU.	Hotel	2,245,100	(*) 232	(*) (9)	(*) 86
PBEL	India	Real estate	(**) 1	(**) (2)	(**) -	(**) (2)
Shufersal (4)	Israel	Retail	123,917,650	(**) 1,399	(**) 310	(**) 1,930
Mehadrin	Israel	Agropecuaria	N/A	N/A	N/A	N/A
Gav-Yam	Israel	Inmobiliaria	639,727	(**) 1,356	(**) 411	(**) 3,496
Quality (3)	Argentina	Real estate	163,039,244	326	370	4,140
La Rural SA	Argentina	Organization of events	714,498	1	224	327
TGLT	Argentina	Real estate	279,502,813	925	(311)	6,004
Other associates and joint ventures			-	N/A	N/A	N/A

(1)	BHSA is a commercial bank of comprehensive services that offers a variety of banking and financial services for individuals, small and medium businesses and large companies. The market price of the share is 17.15 pesos per share. The effect of the treasury shares in the BHSA portfolio is considered for the calculation.
(2)	Condor is an investment company focused on US hotels. The price of its shares as of June 30, 2020 is US$ 4.10 per share.
(3)	Quality is dedicated to the exploitation of the San Martín property (former property of Nobleza Piccardo S.A.I.C. and F.).
(4)	Shufersal is a company that has supermarkets and pharmacies in Israel, the market price of the share is NIS 22,59 as of June 30, 2020.

(*)	Amounts in millions of US Dollars under USGAAP. Condor’s year-end falls on December 31, so the Group estimates their interest with a three-month lag, including material adjustments, if any.
(**)	Amounts in millions of NIS.
(***)	The balances as of June 30, 2020 correspond to the Financial Statements of BHSA prepared in accordance with BCRA standards.

New Lipstick:

On August 7, 2020, as a consequence of negotiations conducted in the context of an increased lease price effective as of May 2020, as set forth in the lease (hereinafter, “Ground Lease”), Metropolitan (a company where IRSA holds, indirectly, a 49.96% interest) executed an agreement with the Ground Lease lessor to conclude the relationship and terminate the ground lease, abandoning the administration of the building. As a consequence of the foregoing, Metropolitan derecognised the liability associated to the ground lease, as well as all assets and liabilities associated to the building and the administration. Pursuant to such agreement, Metropolitan was fully released from liability except for (i) claims for liabilities prior to June 1, 2020, from those persons who performed works or rendered services in the Building or for Metropolitan and (ii) claims from persons who had an accident in the property after August 7, 2020.

Gav-Yam

Considering that, on June 30, 2020, the market value of Gav-Yam was lower than its carrying value, PBC management considered whether there may be signs of impairment of the investment in such company. Based on the management´s review, with the assistance of external advisors, PBC considered that there was no evidence of investment impairment. Some of the factors considered are listed below:

●	The price of Gav-Yam shares has been significantly volatile since mid-March 2020; therefore, the fact that the market cap of the company was lower than the carrying value as of June 30, 2020 has not been considered as tantamount to a significant or sustained decrease;
●	On August 4, 2020, Aharon Frenkel purchased approximately 8.6% of Gav-Yam´s capital stock at a value of NIS 2,091/share, which circumstance reinforces the management´s conclusions;
●	Gav-Yam income as of March 31, 2020 and June 30, 2020 show that Gav-Yam is a stable company with a high quality and wide-ranging client portfolio.

Set out below is summarized financial information of the associates and joint ventures considered to be material to the Group:

	Current Assets	Non-current Assets	Current Liabilities	Non-current Liabilities	Net assets	% of ownership interest held	Interest in associate and joint venture	Goodwill and others	Book value
As of 06.30.20
Associates
BHSA	76,869	43,610	102,290	4,629	13,560	29.91%	4,056	17	4,073
Gav-Yam	41,963	165,878	19,791	117,752	70,298	34.90%	24,534	2,743	27,277
Shufersal	73,348	187,032	91,899	129,224	39,257	26.02%	10,213	17,898	28,111
Joint ventures
Quality Invest (ii)	4	5,525	87	1,302	4,140	50.00%	2,070	31	2,101
As of 06.30.19
Associates
BHSA	87,189	30,774	89,514	15,288	13,161	29.91%	3,936	515	4,451
PBEL	3,173	853	632	12,128	(8,734)	45.00%	(3,930)	5,909	1,979
Shufersal	51,741	89,475	54,708	54,794	31,714	26.02%	8,252	14,761	23,013
Joint ventures
Quality Invest (ii)	25	4,922	119	1,153	3,675	50.00%	1,838	31	1,869
Mehadrin	11,890	15,318	13,067	3,719	10,422	45.41%	4,733	112	4,845

	Revenues	Net income / (loss)	Total comprehensive income / (loss)	Dividend distribution	Cash of operating activities	Cash of investing activities	Cash of financing activities	Changes in cash and cash equivalents
As of 06.30.20 (i)
Associates
BHSA	13,033	(1,272)	(1,272)	-	4,656	37	(3,465)	1,228
Gav-Yam	11,551	6,765	5,456	3,587	5,086	(5,723)	15,869	15,232
Shufersal	218,000	5,046	4,500	1,435	21,874	(2,709)	(13,793)	5,372
Joint ventures
Quality Invest (ii)	18	370	370	-	(89)	-	89	-
As of 06.30.19 (i)
Associates
BHSA	17,451	879	879	286	167	(70)	(1,922)	(1,825)
PBEL	13	(260)	(319)	-	57	239	(306)	(10)
Shufersal	165,639	3,164	3,147	2,448	4,458	(11,530)	1,396	(5,676)
Joint ventures
Quality Invest (ii)	36	(1,167)	(1,167)	-	(124)	-	124	-
Mehadrin	17,329	775	819	-	672	(277)	(1,262)	(867)

(i)	Information under GAAP applicable in the associate and joint ventures´ jurisdiction.
(ii)	In March 2011, Quality acquired an industrial plant located in San Martín, Province of Buenos Aires. The facilities are suitable for multiple uses. On January 20, 2015, Quality agreed with the Municipality of San Martin on certain re zoning and other urban planning matters (“the Agreement”) to surrender a non-significant portion of the land and a monetary consideration of Ps. 40 million, payable in two installments of Ps. 20 each, the first of which was actually paid on June 30, 2015. In July 2017, the Agreement was amended as follows: 1) a revised zoning plan must be submitted within 120 days as from the amendment date, and 2) the second installment of the monetary considerations was increased to Ps. 71 million payables in 18 equal monthly installments. On March 8, 2018, it was agreed with the well-known Gehl Study (Denmark) - Urban Quality Consultant - the elaboration of a Master Plan, generating a modern concept of New Urban District of Mixed Uses.

BHSA

BHSA is subject to certain restrictions on the distribution of profits, as required by BCRA regulations.

As of June 30, 2020, BHSA has a remnant of 35.2 million Class C treasury shares of a par value of Ps. 1 received in 2009 as a result of certain financial transactions. The Annual Shareholders’ Meeting decided to allocate 35.1 million of such shares to an employee compensation plan pursuant to Section 67 of Law 26,831. The remaining shares belong to third party holders of Stock Appreciation Rights, who have failed to produce the documentation required for redemption purposes. As of June 30, 2020, considering the effect of such treasury shares, the Group’s interest in BHSA amounts to 29.91%.

The Group estimated that the value in use of its investment in BHSA as of June 30, 2020 and 2019 amounted to Ps. 5,933, Ps. 5,521, respectively. The value in use was estimated based on the present value of future business cash flows. The main assumptions used were the following:

●	The Group considered 7 years as the horizon for the projection of BHSA cash flows.
●	The “Private BADLAR” interest rate was projected based on internal data and information gathered from external advisors.
●	The projected exchange rate was estimated in accordance with internal data and external information provided by independent consultants.
●	The discount rate used to discount actual dividend flows was 13.82% in 2020 and 14.37% in 2019.
●	The sensitivity to a 1% increase in the discount rate would be a reduction in the value in use of Ps. 536 for 2020 and of Ps.503 for 2019.

Puerto Retiro (joint venture):

At present, this 8.3-hectare plot of land, is affected by a zoning regulation defined as U.P. which prevents the property from being used for any purposes other than strictly port activities.

Puerto Retiro was involved in a judicial bankruptcy action brought by the National Government. The current Board of Directors would not be held personally liable with regard to this action. Management and legal counsel of the Company believe that there are sufficient legal and technical arguments to consider that the petition for extension of the bankruptcy case will be dismissed by the court. However, in view of the current status of the action, its result cannot be predicted.

Moreover, Tandanor filed a civil action against Puerto Retiro S.A. and the other defendants in the criminal case for violation of Section 174 (5) based on Section 173 (7) of the Criminal Code of Argentina. Such action seeks -on the basis of the nullity of the decree that approved the bidding process involving the Dársena Norte property- the restitution of the property and a reimbursement in favor of Tandanor for all such amounts it has allegedly lost as a result of a suspected fraudulent transaction involving the sale of the property. Puerto Retiro has presented the allegation on the merit of the evidence, highlighting that the current shareholders of Puerto Retiro did not participate in any of the suspected acts in the criminal case since they acquired the shares for consideration and in good faith several years after the facts told in the process. Likewise, it was emphasized that the company Puerto Retiro is foreign to the bidding / privatization carried out for the sale of Tandanor shares. On September 7, 2018, the Oral Federal Criminal Court No. 5 rendered a decision. According to the sentence read by the president of the Court, Puerto Retiro won the preliminary objection of limitation filed in the civil action. However, in the criminal case, where Puerto Retiro is not a party, it was ordered, among other issues, the confiscation (“decomiso”) of the property owned by Puerto Retiro known as Planta I. The grounds of the Court`s judgment were read on November 11, 2018. From that moment, all the parties were able to present the appeals. Given this fact, an extraordinary appeal was filed, which was rejected, and as a result, a complaint was filed for a rejected appeal, which was granted. Consequently, the appeal is under study in the Argentine Supreme Court of Justice.

In the criminal action, the claimant reported the violation by Puerto Retiro of the injunction ordered by the criminal court consisting in an order to stay (“prohibición de innovar”) and not to contract with respect to the property disputed in the civil action. As a result of this complaint, the Federal Oral Court No. 5 formed an incident and ordered and executed the closure of the property where the lease agreements were being executed (a heliport and a mooring), in order to enforce compliance with the measure before mentioned. As a result of this circumstance, it was learned that the proceedings were turned over to the Criminal Chamber for the allocation of the court to investigate the possible commission of a crime of disobedience. As of the date of issuance of these financial statements there has been no news about the progress of this cause.

Faced with the evolution of the legal cases that affect it and based on the reports of its legal advisors, Puerto Retiro Management has decided to register in fiscal year 2019 an allowance equivalent to 100% of the book value of its investment property, without prejudice to reverse it when a favorable ruling is obtained in the interposed actions.